UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21477

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

(Exact name of registrant as specified in charter)

385 East Colorado Boulevard Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET/CLAYMORE

INFLATION-LINKED OPPORTUNITIES & INCOME FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 110.9%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	37,307,295	$42,661,563
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	7,744,330	8,832,756
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	20,569,406	27,585,219
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	7,376,720	9,105,440
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	19,091,930	26,679,368
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	7,055,744	9,047,136
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	267,115	259,933
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	6,384,608	6,017,512
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	802,830	899,633
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	14,507,429	14,055,537
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	21,051,094	21,756,053
U.S. Treasury Notes, Inflation Indexed	1.625%	1/15/18	11,524,300	11,844,215
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	80,096,570	81,263,016	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	41,213,600	42,022,376
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	40,207,050	40,965,476	(a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	68,769,055	72,702,369	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	48,946,613	49,629,174
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	14,300,387	14,899,601	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	61,028,362	61,821,242	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	68,551,563	68,870,396	(a)(b)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	29,463,012	30,103,626
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	30,275,615	31,210,556
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	27,869,940	27,801,603
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	149,108,273	152,873,555	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $831,620,911)				852,907,355

ASSET-BACKED SECURITIES - 0.5%
Bear Stearns Asset-Backed Securities Trust, 2001-3 A1	1.678%	10/27/32	8,331	7,846	(c)
Bear Stearns Asset-Backed Securities Trust, 2007-SD2 2A1	1.178%	9/25/46	84,430	73,525	(c)
CSAB Mortgage-Backed Trust, 2007-1 3A30, IO	5.872%	5/25/37	11,895,909	3,425,570	(c)
Security National Mortgage Loan Trust, 2006-3A A2	5.830%	1/25/37	207,275	204,670	(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,465,119)				3,711,611

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
Banc of America Funding Corp., 2015-R2 04A2	1.059%	9/29/36	13,470,983	8,170,151	(c)(d)
Banc of America Funding Corp., 2015-R2 5A2	1.085%	9/29/36	8,556,237	4,358,752	(c)(d)
Banc of America Funding Corp., 2015-R4 6A3	0.911%	8/27/36	4,550,000	3,306,940	(c)(d)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	1,461,890	1,318,180	(c)
Citigroup Mortgage Loan Trust Inc., 2007-6 2A5, IO	5.872%	5/25/37	8,282,336	2,845,846	(c)
Countrywide Alternative Loan Trust, 2004-33 1A1	3.597%	12/25/34	2,815	2,784	(c)
Countrywide Alternative Loan Trust, 2004-33 2A1	3.316%	12/25/34	4,266	4,217	(c)
Countrywide Alternative Loan Trust, 2005-22T1 A2, IO	4.292%	6/25/35	3,984,648	542,380	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	2,344,244	2,238,519
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,310,000	3,156,075	(c)
Credit Suisse Mortgage Trust, 2015-12R 2A2	1.256%	11/30/37	4,810,000	3,055,793	(c)(d)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.189%	3/15/17	7,740,000	7,546,500	(c)(d)
GSR Mortgage Loan Trust, 2007-2F 4A1	1.078%	3/25/37	14,112,975	7,183,704	(c)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.740%	2/12/49	2,750,000	$2,210,917	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.062%	2/15/51	550,000	507,316	(c)
Lehman Mortgage Trust, 2006-5 2A2, IO	6.372%	9/25/36	7,085,347	2,162,516	(c)
Lehman Mortgage Trust, 2006-8 4A2, IO	6.979%	12/25/36	1,665,172	427,038	(c)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.452%	1/25/37	4,968,261	1,371,703	(c)
Lehman Mortgage Trust, 2007-2 2A12, IO	5.912%	2/25/37	8,677,877	2,340,451	(c)
Lehman Mortgage Trust, 2007-4 2A2, IO	5.892%	5/25/37	7,396,044	2,111,332	(c)
Morgan Stanley Mortgage Loan Trust, 2007-11AR 2A3	2.831%	6/25/37	133,912	90,961	(c)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	4.822%	6/25/36	2,467,512	365,285	(c)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.611%	11/15/48	5,912,000	3,821,546	(c)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $60,344,720)				59,138,906

CORPORATE BONDS & NOTES - 11.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	2,735,000	2,868,331	(d)

CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,450,000	1,254,250

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,000,000	2,730,000
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,250,000	1,974,375
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,968,000	5,054,940
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	890,000	902,237
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,280,000	1,244,429
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,410,000	1,440,851
Rice Energy Inc., Senior Notes	7.250%	5/1/23	890,000	941,175
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	2,000,000	1,990,000
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	2,000,000	2,005,000
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,350,000	2,373,500

TOTAL ENERGY				20,656,507

FINANCIALS - 1.0%
Banks - 0.7%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,060,000	5,435,452

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Bonds	4.920%	12/21/65	2,814,000	2,624,055	(c)(d)

TOTAL FINANCIALS				8,059,507

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.9%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	6,702,000	5,931,270	(d)
Immucor Inc., Senior Notes	11.125%	8/15/19	1,180,000	1,126,900

Total Health Care Equipment & Supplies				7,058,170

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 2.5%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,190,000		$1,757,475
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	5,602,000		5,475,955
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	11,930,000		12,004,563

Total Health Care Providers & Services					19,237,993

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	4,440,000		3,535,350	(d)

TOTAL HEALTH CARE					29,831,513

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	1,464,000		1,520,730	(d)

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,500,000		1,575,000	(d)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,050,000		1,060,500	(d)

Total Construction & Engineering					2,635,500

Electrical Equipment - 0.4%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	3,000,000		2,790,000	(d)(e)

TOTAL INDUSTRIALS					6,946,230

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	3,670,000		3,614,950

MATERIALS - 1.0%
Construction Materials - 0.0%
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	370,000		323,750	(d)

Containers & Packaging - 0.1%
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	970,000		802,675	(d)

Metals & Mining - 0.9%
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	3,000,000		3,165,000	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	3,440,000		3,365,219

Total Metals & Mining					6,530,219

TOTAL MATERIALS					7,656,644

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	4,220,000		3,729,425	(f)

TOTAL CORPORATE BONDS & NOTES (Cost - $79,871,811)					84,617,357

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.4%
ITALY - 2.4%
Italy Buoni Poliennali Del Tesoro, Senior Bonds (Cost - $18,796,257)	3.100%	9/15/26	15,002,120	EUR	18,761,236	(f)

See Notes to Consolidated Schedule of Investments.

WESTERN ASSET/CLAYMORE INFLATION-LINKED OPPORTUNITIES & INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SENIOR LOANS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (Cost - $1,209,529)	6.550%	10/28/20	1,296,900		$855,954	(g)(h)

SOVEREIGN BONDS - 2.2%
Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	3,120,000		3,428,100	(d)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,070,000		1,071,338	(f)

Total Ecuador					4,499,438

Mexico - 1.6%
United Mexican States, Senior Bonds	7.750%	11/13/42	251,000,000	MXN	12,371,040

TOTAL SOVEREIGN BONDS (Cost - $19,491,198)					16,870,478

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds (Cost - $1,445,352)	2.500%	5/15/46	1,350,000		1,221,275

			SHARES
COMMON STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. (Cost - $925,885)			5,523		214,292	*

PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.2%
Trading Companies & Distributors - 0.2%
General Finance Corp. (Cost - $1,360,000)	8.125%		54,400		1,332,800

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Japanese Yen Futures, Put @ 89.00JPY (Cost - $169,092)		3/3/17	336		147,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,018,699,874)					1,039,778,264

			SHARES
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,338,004)	0.479%		1,338,004		1,338,004

TOTAL INVESTMENTS - 135.4% (Cost - $1,020,037,878#)					1,041,116,268
Liabilities in Excess of Other Assets - (35.4)%					(271,990,146)

TOTAL NET ASSETS - 100.0%					$769,126,122

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on February 25, 2004.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset/Claymore Inflation-Linked Opportunities & Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and

Notes to Consolidated Schedule of Investments (unaudited) (continued)

appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$852,907,355	—	$852,907,355
Asset-Backed Securities	—	3,711,611	—	3,711,611
Collateralized Mortgage Obligations	—	51,592,406	$7,546,500	59,138,906
Corporate Bonds & Notes	—	84,617,357	—	84,617,357
Non-U.S. Treasury Inflation Protected Securities	—	18,761,236	—	18,761,236
Senior Loans	—	855,954	—	855,954
Sovereign Bonds	—	16,870,478	—	16,870,478
U.S. Government & Agency Obligations	—	1,221,275	—	1,221,275
Common Stocks	$214,292	—	—	214,292
Preferred Stocks	1,332,800	—	—	1,332,800
Purchased Options	147,000	—	—	147,000

Total Long-Term Investments	$1,694,092	$1,030,537,672	$7,546,500	$1,039,778,264

Short-Term Investments†	$1,338,004	—	—	$1,338,004

Total Investments	$3,032,096	$1,030,537,672	$7,546,500	$1,041,116,268

Other Financial Instruments:
Futures Contracts	$4,062,778	—	—	$4,062,778
Forward Foreign Currency Contracts	—	$2,387,632	—	2,387,632

Total Other Financial Instruments	$4,062,778	$2,387,632	—	$6,450,410

Total	$7,094,874	$1,032,925,304	$7,546,500	$1,047,566,678

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$5,698,877	—	—	$5,698,877
Forward Foreign Currency Contracts	—	$981,826	—	981,826

Total	$5,698,877	$981,826	—	$6,680,703

†	See Consolidated Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,311,861
Gross unrealized depreciation	(11,233,471)

Net unrealized appreciation	$21,078,390

At February 28, 2017, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	0.40%	12/5/2016	TBD	**	$32,531,250	U.S. Treasury inflation protected securities	$33,195,153
Deutsche Bank	0.80%	1/17/2017	4/18/2017		61,800,000	U.S. Treasury inflation protected securities	63,384,615
Deutsche Bank	0.82%	2/14/2017	5/16/2017		203,295,000	U.S. Treasury inflation protected securities	208,507,692

					$297,626,250		$305,087,460

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2017.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

At February 28, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,198	12/17	$296,359,343	$294,827,800	$(1,531,543)
90-Day Eurodollar	1,100	3/18	272,239,825	270,407,500	(1,832,325)
90-Day Eurodollar	112	12/18	27,699,364	27,441,400	(257,964)
Corn	160	7/17	2,972,493	3,048,000	75,507
Cotton No. 2 Futures	18	7/17	668,259	697,320	29,061
Euro	202	3/17	26,894,431	26,758,687	(135,744)
Euro BTP	168	3/17	23,290,471	23,651,644	361,173
Gold 100 Ounce	258	4/17	30,456,112	32,350,620	1,894,508
LME Copper	129	7/17	8,279,748	8,792,963	513,215
Lean Hogs Futures	31	6/17	946,728	962,550	15,822
Live Cattle Futures	24	6/17	1,001,126	1,032,480	31,354
Natural Gas	146	6/17	4,779,878	4,419,420	(360,458)
New York Harbor ULSD Futures	34	6/17	2,451,331	2,381,476	(69,855)
RBOB Gasoline	30	6/17	2,284,859	2,218,356	(66,503)
Silver	22	7/17	1,838,722	2,038,850	200,128
Soybean	77	7/17	3,957,091	4,021,325	64,234
U.S. Treasury 10-Year Notes	202	6/17	25,181,219	25,164,781	(16,438)
U.S. Treasury Long-Term Bonds	4	6/17	602,240	606,625	4,385
U.S. Treasury Ultra Long-Term Bonds	70	6/17	11,116,571	11,324,687	208,116
WTI Crude	182	8/17	10,070,659	10,055,500	(15,159)
WTI Crude	295	11/18	15,979,390	16,142,400	163,010
Wheat	73	7/17	1,590,728	1,673,525	82,797

					(642,679)

Contracts to Sell:
Brent Crude	290	10/18	16,039,696	16,231,300	(191,604)
British Pound	67	3/17	5,336,751	5,194,594	142,157
Euro-Bund	124	3/17	21,276,253	21,813,247	(536,994)
Japanese Yen	259	3/17	28,287,446	28,865,550	(578,104)
U.S. Treasury 5-Year Notes	2,762	6/17	325,373,342	325,096,031	277,311
U.S. Treasury Ultra 10-Year Notes	168	6/17	22,395,314	22,501,500	(106,186)

					(993,420)

Net unrealized depreciation on open futures contracts					$(1,636,099)

At February 28, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	118,162,500	USD	7,500,000	Citibank N.A.	4/17/17	$(26,988)
RUB	509,819,000	USD	8,304,594	Barclays Bank PLC	4/20/17	328,013
RUB	437,630,000	USD	7,484,693	Barclays Bank PLC	4/20/17	(74,440)
TWD	117,372,000	USD	3,829,429	Barclays Bank PLC	4/20/17	(2,527)
USD	2,029	CAD	2,660	Barclays Bank PLC	4/20/17	25
COP	22,715,260,000	USD	7,640,518	Citibank N.A.	4/20/17	64,731
GBP	4,941,589	USD	6,044,206	Citibank N.A.	4/20/17	94,936
INR	503,530,000	USD	7,285,921	Citibank N.A.	4/20/17	210,032
JPY	1,695,070,000	USD	14,728,341	Citibank N.A.	4/20/17	391,322
MXN	280,870,000	USD	12,845,056	Citibank N.A.	4/20/17	1,035,302
USD	12,807,108	EUR	12,002,261	Citibank N.A.	4/20/17	63,202
USD	230,820	EUR	216,529	Citibank N.A.	4/20/17	911
USD	19,018,682	EUR	17,737,006	Citibank N.A.	4/20/17	185,669
USD	153,053	EUR	144,001	Citibank N.A.	4/20/17	154
USD	19,235,111	TWD	616,870,000	Citibank N.A.	4/20/17	(877,871)
USD	2,609,463	EUR	2,445,043	UBS AG	4/20/17	13,335

Total						$1,405,806

Abbreviations used in this table:

ARS	— Argentine Peso
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore Inflation-Linked Opportunities & Income Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2017